Dividends, earnings per share and share repurchase program (Details) shares in Millions, $ in Millions		1 Months Ended				3 Months Ended		6 Months Ended		13 Months Ended
	May 05, 2026 USD ($)	May 31, 2026 USD ($)	May 31, 2026 SFr / shares	May 31, 2025 USD ($)	May 31, 2025 SFr / shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jan. 20, 2026 USD ($) shares	May 05, 2026 SFr / shares
Earnings per share [abstract]
Dividends paid (in CHF per share) | SFr / shares			SFr 0.28		SFr 0.28
Dividends paid		$ 174		$ 166
Number of shares outstanding (in shares) | shares						483.4		483.4
Share Repurchase Program [Line Items]
Number of shares issued for vesting under the equity incentive programs (in shares) | shares								1.3
Weighted average number of shares outstanding - basic (in shares) | shares						486.7	495.2	486.9	495.2
Weighted average number of shares outstanding - diluted (in shares) | shares						488.7	497.9	489.4	497.9
Potentially dilutive shares (in shares) | shares						2.0	2.7	2.5	2.7
Acquisition of treasury shares								$ 364	$ 121
Share repurchase program, authorized amount	$ 1,500
Nominal value (in CHF per share) | SFr / shares											SFr 0.04
Share repurchase program, term	3 years
Payments for acquisition of treasury shares								353	$ 116
Share repurchase liability, current						$ 17		$ 17
2025 Repurchase Program
Share Repurchase Program [Line Items]
Repurchase of common shares (in shares) | shares										9.3
Acquisition of treasury shares										$ 750
Share repurchase programs
Share Repurchase Program [Line Items]
Repurchase of common shares (in shares) | shares								5.3
Acquisition of treasury shares								$ 364
Payments for acquisition of treasury shares								$ 353
Share repurchase programs, excluding initial share repurchase program
Share Repurchase Program [Line Items]
Repurchase of common shares (in shares) | shares								4.4
Acquisition of treasury shares								$ 295
Payments for acquisition of treasury shares								$ 278